Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Expenses accrued for consolidated financial statement purposes, nondeductible for tax return purposes	$ 99	$ 113
Net operating losses carried forward for federal income tax purposes	1,477	6,902
Book depreciation in excess of tax depreciation	38
Subtotal deferred tax assets	1,614	7,015
Valuation allowance	(1,551)	(6,923)
Total deferred tax assets	63	92
Tax depreciation in excess of book depreciation		92
JV bases difference	63
Total deferred tax liabilities	63	92
Net deferred tax assets